11. Stock Option Plan (June 2017) (Details) - Options [Member] - USD ($)	3 Months Ended			12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Number of Options
Options outstanding, beginning balance	2,269,946	2,232,346	2,200,346	1,500,996	0
Options granted	19,800	37,600	32,000	1,024,400	1,520,196
Options exercised				0	0
Options cancelled or expired	37,600			325,050	19,200
Options outstanding, ending balance	2,252,146	2,269,946	2,232,346	2,200,346	1,500,996
Options exercisable	2,215,171	2,215,379	2,200,346	2,200,346	0
Value Of Shares Under Options
Options outstanding, beginning balance	$ 0	$ 33,661	$ 22,129	$ 7,359
Options granted			11,532	19,677	$ 7,649
Options exercised
Options cancelled or expired				4,907	290
Options outstanding, ending balance	$ 0	$ 0	$ 33,661	$ 22,129	$ 7,359
Weighted average exercise price
Weighted average exercise price, options outstanding, beginning balance			$ 0.64	$ .33
Weighted average exercise price, options granted	$ 1.19	$ 1.19	1.94	1.00	$ .33
Weighted average exercise price, options exercised
Weighted average exercise price, options cancelled or expired	1.19			0.33	.33
Weighted average exercise price, options outstanding, ending balance				0.64	$ .33
Weighted average exercise price, options exercisable	$ 0.65	$ 0.64	$ 0.64	$ .64
Weighted average remaining contractual life
Weighted average remaining contractual life, options granted	116 months	116 months	114 months	111 months	119 months
Weighted average remaining contractual life, options outstanding				109 months	119 months
Weighted average remaining contractual life, options exercisable	100 months	100 months	97 months	109 months